Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Summary of the revenue information of the Group

	Year Ended December 31,
	2016	2017	2018
	$	$	$
E-commerce	419,023,733	234,835,770	320,271,080
Online advertising	117,948,842	113,235,010	138,371,646
Listing	22,538,535	14,461,253	3,387,930
	559,511,110	362,532,033	462,030,656